Income tax - Uncertain Tax Position (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Income tax
Interest expense related to unrecognized tax benefits	¥ 0
Penalties related to unrecognized tax benefits	¥ 0